UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202
 (Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
Summit Investment Partner, Inc
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
(Name and address of agent for service)

(513) 632-1600
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2007 (Unaudited)
Summit Nasdaq-100 Index Fund

		Shares	Value
COMMON STOCKS - 92.5%
Consumer Discretionary - 13.7%
Amazon.Com, Inc. (a)		3,789	$351,013
Apollo Group, Inc. - Class A (a)		2,319	162,678
Bed Bath & Beyond, Inc. (a)		4,895	143,864
Comcast Corp. - Class A (a)		20,000	365,200
Discovery Holding Co. - Class A (a)		3,283	82,535
eBay, Inc. (a)		13,881	460,710
EchoStar Communications Corp. - Class A (a)		2,981	112,443
Expedia, Inc. (a)		3,847	121,642
Focus Media Holding Ltd. - ADR (a) (c)		1,479	84,022
Garmin Ltd. (c)		2,766	268,302
IAC/InterActiveCorp (a)		4,050	109,026
Lamar Advertising Co. - Class A (c)		1,043	50,137
Liberty Global, Inc. - Class A (a)		2,600	101,894
Liberty Media Corp. - Interactive (a)		7,667	146,286
PetSmart, Inc.		1,752	41,224
Sears Holdings Corporation (a) (c)		1,979	201,957
Sirius Satellite Radio, Inc. (a) (c)		21,855	66,221
Staples, Inc.		6,526	150,555
Starbucks Corp. (a)		13,959	285,741
Virgin Media, Inc. (c)		4,909	84,140
Wynn Resorts Ltd. (c)		1,714	192,191
			3,581,781
Consumer Staples - 1.4%
Costco Wholesale Corp.		3,143	219,256
Hansen Natural Corp. (a) (c)		1,299	57,533
Whole Foods Market, Inc. (c)		1,878	76,622
			353,411
Health Care - 11.7%
Amgen, Inc. (a)		6,968	323,594
Amylin Pharmaceuticals, Inc. (a) (c)		1,825	67,525
Biogen Idec, Inc. (a)		4,385	249,594
Celgene Corp. (a)		5,264	243,249
Cephalon, Inc. (a) (c)		897	64,369
Dentsply International, Inc.		2,000	90,040
Express Scripts, Inc. (a)		3,091	225,643
Genzyme Corp. (a)		4,585	341,307
Gilead Sciences, Inc. (a)		12,603	579,864
Henry Schein, Inc. (a) (c)		1,237	75,952
Hologic, Inc. (a) (c)		1,821	124,993
Intuitive Surgical, Inc. (a)		523	169,714
Patterson Companies, Inc. (a)		1,843	62,570
Teva Pharmaceutical Industries Ltd. - ADR		8,499	395,034
Vertex Pharmaceuticals, Inc. (a) (c)		1,901	44,160
			3,057,608
Industrials - 4.7%
C.H. Robinson Worldwide, Inc.		2,307	124,855
Cintas Corp.		2,620	88,084
Expeditors International Washington, Inc.		2,877	128,544
Fastenal Co. (c)		1,971	79,668
Foster Wheeler Ltd. (a)		1,027	159,205
Joy Global, Inc.		1,461	96,163
Monster Worldwide, Inc. (a) (c)		1,797	58,223
Paccar, Inc.		5,679	309,392
Ryanair Holdings PLC - ADR (a) (c)		1,599	63,065
Stericycle, Inc. (a)		1,269	75,379
UAL Corp. (a) (c)		1,026	36,587
			1,219,165
Information Technology - 58.9%
Activision, Inc. (a)		3,580	106,326
Adobe Systems, Inc. (a)		7,731	330,346
Akamai Technologies, Inc. (a) (c)		2,190	75,774
Altera Corp.		6,493	125,445
Apple, Inc. (a)		16,786	3,324,971
Applied Materials, Inc.		9,791	173,888
Autodesk, Inc. (a)		3,306	164,506
Baidu.com - ADR (a)		328	128,048
BEA Systems, Inc. (a)		5,206	82,151
Broadcom Corp. - Class A (a)		5,906	154,383
Cadence Design Systems, Inc. (a)		3,872	65,863
Check Point Software Technologies (a)		3,022	66,363
Cisco Systems, Inc. (a)		29,788	806,361
Citrix Systems, Inc. (a)		3,099	117,793
Cognizant Technology Solutions Corp. - Class A (a)		3,890	132,027
Dell, Inc. (a)		11,331	277,723
Electronic Arts, Inc. (a)		4,363	254,843
Fiserv, Inc. (a)		2,831	157,092
Flextronics International Ltd. (a)		12,401	149,556
Google, Inc. - Class A (a)		1,969	1,361,524
Infosys Technologies Ltd. - ADR (c)		1,538	69,764
Intel Corp.		28,138	750,159
Intuit, Inc. (a)		5,760	182,074
Juniper Networks, Inc. (a)		4,714	156,505
KLA-Tencor Corp. (c)		3,034	146,117
Lam Research Corp. (a) (c)		1,769	76,474
Linear Technology Corp. (c)		4,105	130,662
Logitech International S.A. (a) (c)		2,435	89,218
Marvell Technology Group Ltd. (a)		7,772	108,653
Microchip Technology, Inc. (c)		2,448	76,916
Microsoft Corp. (e)		44,245	1,575,122
Network Appliance, Inc. (a)		4,947	123,477
Nvidia Corp. (a)		7,508	255,422
Oracle Corp. (a)		29,349	662,700
Paychex, Inc.		4,885	176,935
Qualcomm, Inc.		27,122	1,067,251
Research In Motion Ltd. (a)		7,701	873,293
SanDisk Corp. (a)		2,889	95,828
Sun Microsystems, Inc. (a)		4,955	89,834
Symantec Corp. (a)		12,466	201,201
Tellabs, Inc. (a) (c)		3,444	22,524
VeriSign, Inc. (a)		2,863	107,677
Xilinx, Inc.		5,358	117,179
Yahoo!, Inc. (a)		8,830	205,386
			15,415,354
Materials - 0.7%
Sigma-Aldrich Corp.		1,717	93,748
Steel Dynamics, Inc.		1,381	82,266
			176,014
Telecommunication Services - 1.4%
Leap Wireless International, Inc. (a) (c)		964	44,961
Level 3 Communications, Inc. (a) (c)		20,581	62,566
Millicom International Cellular S.A. (a) (c)		1,344	158,512
NII Holdings, Inc. (a)		2,313	111,764
			377,803
TOTAL COMMON STOCKS (Cost $16,053,886)			24,181,136

SHORT TERM INVESTMENTS (e) - 3.2%
Money Market Funds - 2.1%
Northern Institutional Diversified Assets Portfolio		543,481	543,481

		Principal
		Amount	Value
U.S. Treasury Bills - 1.1%
2.995%, 03/13/2008		$300,000	$298,181
TOTAL SHORT TERM INVESTMENTS (Cost $841,698)			841,662
Total Investments (Cost $16,895,584) (b) - 95.7%			25,022,798
Northern Institutional Liquid Assets Portfolio (d) - 9.3%			2,441,831
Liabilities in Excess of Other Assets - (5.0)%			(1,313,159)
TOTAL NET ASSETS - 100.0%			$26,151,470

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $17,262,069 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $8,650,453 and ($889,724), respectively, with a net appreciation / (depreciation) of $7,760,729.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,384,953, $2,441,831, and $22,139, respectively.
(e)	Securities and other assets with an aggregate value of $1,894,275 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of December 31, 2007:

			Appreciation/
Type		Contracts	(Depreciation)
Nasdaq-100 Index (03/08)		5	($12,415)
	Nasdaq-100 Index Mini (03/08)	20	$12,668

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2007 (Unaudited)
Summit Everest Fund

		Shares	Value
COMMON STOCKS - 95.0%
Consumer Discretionary - 8.2%
CBS Corporation - Class B		41,474	$1,130,167
Gannett Co, Inc.		38,800	1,513,200
Honda Motor Co. Ltd. - ADR		62,000	2,054,680
News Corp. - Class B		43,900	932,875
Sony Corp. - ADR		17,300	939,390
Time Warner, Inc.		67,600	1,116,076
			7,686,388
Consumer Staples - 8.8%
Altria Group, Inc.		25,000	1,889,500
CVS Caremark Corp.		18,900	751,275
Kraft Foods, Inc. - Class A		57,301	1,869,732
Unilever NV - ADR		39,100	1,425,586
Wal-Mart Stores, Inc.		48,400	2,300,452
			8,236,545
Energy - 13.1%
Chevron Corp.		23,606	2,203,148
ConocoPhillips		24,854	2,194,608
Devon Energy Corp.		27,900	2,480,589
Nabors Industries Ltd. (a)		39,400	1,079,166
Royal Dutch Shell PLC - ADR		26,600	2,239,720
Spectra Energy Corp.		80,824	2,086,876
			12,284,107
Financials - 22.2%
AllianceBernstein Holding LP		22,000	1,655,500
The Allstate Corp.		31,500	1,645,245
Bank of America Corp.		48,292	1,992,528
The Bank Of New York Mellon Corp		29,534	1,440,078
Capital One Financial Corp.		15,100	713,626
Citigroup, Inc.		52,900	1,557,376
Discover Financial Services		41,700	628,836
Genworth Financial, Inc. - Class A		65,200	1,659,340
Hartford Financial Services Group, Inc.		17,200	1,499,668
JPMorgan Chase & Co.		43,664	1,905,933
Legg Mason, Inc.		27,600	2,018,940
Metlife, Inc.		7,300	449,826
Morgan Stanley		22,000	1,168,420
The Travelers Companies, Inc.		20,600	1,108,280
Wells Fargo & Co.		45,700	1,379,683
			20,823,279
Health Care - 12.7%
Covidien Ltd.		26,325	1,165,934
GlaxoSmithKline PLC - ADR		38,500	1,940,015
Johnson & Johnson		28,400	1,894,280
Pfizer, Inc.		98,800	2,245,724
UnitedHealth Group, Inc.		39,700	2,310,540
Wellpoint, Inc. (a)		26,900	2,359,937
			11,916,430
Industrials - 8.5%
3M Co.		25,400	2,141,728
Caterpillar, Inc.		28,900	2,096,984
Ingersoll-Rand Co. Ltd. - Class A		19,400	901,518
Southwest Airlines Co.		141,900	1,731,180
Tyco International Ltd.		27,825	1,103,261
			7,974,671
Materials - 4.2%
The Dow Chemical Co.		45,400	1,789,668
Newmont Mining Corp.		44,700	2,182,701
			3,972,369
Media - 1.4%
Comcast Corp. - Class A (a)		70,800	1,292,808

Technology - 7.4%
Cisco Systems, Inc. (a)		44,500	1,204,615
International Business Machines Corp.		10,100	1,091,810
Motorola, Inc.		136,100	2,183,044
Nokia OYJ - ADR		33,000	1,266,870
Tyco Electronics Ltd.		30,925	1,148,245
			6,894,584
Utilities - 8.5%
AT&T, Inc.		35,900	1,492,004
Citizens Communications Co.		96,100	1,223,353
Duke Energy Corporation		80,948	1,632,721
Southern Co.		42,500	1,646,875
Sprint Nextel Corp.		101,700	1,335,321
Verizon Communications, Inc.		15,500	677,195
			8,007,469
TOTAL COMMON STOCKS (Cost $82,027,633)			89,088,650

SHORT TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%
Northern Institutional Diversified Assets Portfolio		4,706,507	4,706,507
TOTAL SHORT TERM INVESTMENTS (Cost $4,706,507)			4,706,507
Total Investments (Cost $86,734,140) (b) - 100.0%			93,795,157
Liabilities in Excess of Other Assets - 0.0%			(8,580)
TOTAL NET ASSETS - 100.0%			$93,786,577

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $86,820,851 and gross unrealized appreciation and depreciation of securities as of December 31, 2007, was $13,565,763 and ($6,591,457) respectively, with a net appreciation / (depreciation) of $6,974,306.

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2007 (Unaudited)
Summit Bond Fund

	Shares	Value
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Avado Brands, Inc. (a) (g) (i)	4,803	$48
Intermet Corp. (a) (g) (i)	4,772	4,772
TOTAL COMMON STOCKS (Cost $184,387)		4,820
PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
ION Media Networks, Inc.12% Payment-in-Kind Dividend (i)	2	3,259
TOTAL PREFERRED STOCKS (Cost $17,041)		3,259
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.4%
America West Airlines, Inc. - AMBAC Insured
7.100%, 10/02/2022	$589,070	$586,125
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	400,000	326,245
Centex Home Equity
Series 2001-B, 7.860%, 07/25/2032	123,174	108,700
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF2, 7.795%, 07/25/2033	144,926	90,741
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (h) (i)	109,297	603
Residential Asset Mortgage Products, Inc.
Series 2003-RZ3, 4.120%, 06/25/2033	194,465	172,412
TOTAL ASSET BACKED SECURITIES (Cost $1,566,982)		1,284,826
CORPORATE BONDS - 38.5%
Consumer Discretionary - 3.7%
General Motors Corp.
7.700%, 04/15/2016 (e)	150,000	127,125
Idearc, Inc.
8.000%, 11/15/2016 (e)	300,000	275,250
Intcomex, Inc.
11.750%, 01/15/2011 (e)	375,000	384,375
ION Media Networks, Inc.
11.000%, 07/31/2013	325,940	162,970
MDC Holdings, Inc.
5.500%, 05/15/2013	350,000	334,831
NVR, Inc.
5.000%, 06/15/2010 (e)	490,000	491,449
R.H. Donnelley Corp.
6.875%, 01/15/2013	375,000	335,625
Radio One, Inc.
8.875%, 07/01/2011 (e)	93,000	87,071
TCI Communications, Inc.
8.750%, 08/01/2015	770,000	895,668
Yankee Acquisition Corp.
9.750%, 02/15/2017 (e)	300,000	274,500
		3,368,864
Consumer Staples - 1.4%
Constellation Brands, Inc.
7.250%, 09/01/2016 (e)	375,000	351,563
Del Monte Corp.
6.750%, 02/15/2015 (e)	188,000	177,660
Tesco Plc
5.500%, 11/15/2017 (b)	770,000	767,973
		1,297,196
Energy - 4.9%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	770,000	784,037
Chesapeake Energy Corp.
6.625%, 01/15/2016 (e)	375,000	366,562
Complete Production Services Inc.
8.000%, 12/15/2016 (e)	375,000	362,813
Encore Acquisition Co.
7.250%, 12/01/2017 (e)	125,000	119,063
Enterprise Products Operating LP
6.300%, 09/15/2017	500,000	511,579
Nexen, Inc.
5.875%, 03/10/2035	100,000	94,221
Peabody Energy Corp.
7.375%, 11/01/2016	200,000	205,000
Pioneer Natural Resources Co.
6.650%, 03/15/2017	375,000	361,637
Plains All American Pipeline LP
4.750%, 08/15/2009	750,000	753,577
Range Resources Corp.
7.375%, 07/15/2013	90,000	91,350
7.500%, 05/15/2016	125,000	127,500
Transcanada Pipelines Ltd.
6.350%, 05/15/2067 (c)	770,000	721,705
		4,499,044
Financials - 10.8%
AXA SA
5.362%, 02/06/2049 (c) (i)	1,050,000	661,500
Bank Of America Corp.
5.750%, 12/01/2017	500,000	501,147
Bank Of New York Mellon
4.950%, 11/01/2012	575,000	574,994
Conocophillips Australia Funding Co.
5.500%, 04/15/2013 (e)	770,000	797,034
Ford Motor Credit Co. LLC
5.800%, 01/12/2009	281,000	266,724
8.110%, 01/13/2012 (c)	187,000	157,073
8.000%, 12/15/2016	94,000	79,845
Health Care REIT, Inc.
8.000%, 09/12/2012	750,000	798,463
iStar Financial, Inc.
5.950%, 10/15/2013	770,000	670,972
Landsbanki Islands HF
6.100%, 08/25/2011 (b)	770,000	758,880
Lincoln National Corp.
6.500%, 04/20/2067 (c) (e)	760,000	709,505
Prime Property Funding, Inc.
5.500%, 01/15/2014 (b)	500,000	497,536
Rabobank Capital Funding II
5.260%, 12/29/2049 (b) (c) (d)	750,000	698,760
Swiss Re Capital I LP
6.854%, 05/29/2049 (b) (c) (i)	750,000	762,710
Vale Overseas Ltd.
6.250%, 01/23/2017	750,000	752,329
Ventas Realty LP
7.125%, 06/01/2015	113,000	114,130
WMC Finance USA Ltd.
5.125%, 05/15/2013	750,000	739,290
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	350,000	343,236
		9,884,128
Health Care - 2.2%
Abbott Laboratories
5.600%, 11/30/2017	770,000	791,114
Community Health Systems Inc.
8.875%, 07/15/2015 (e)	187,000	190,506
DaVita, Inc.
7.250%, 03/15/2015 (e)	94,000	94,235
HCA, Inc.
9.250%, 11/15/2016	375,000	393,750
Unitedhealth Group, Inc.
6.000%, 11/15/2017 (e)	500,000	506,647
		1,976,252
Industrials - 4.3%
American Railcar Industries, Inc.
7.500%, 03/01/2014	75,000	70,875
Ametek, Inc.
7.200%, 07/15/2008	750,000	756,921
Aramark Corp.
8.500%, 02/01/2015 (e)	300,000	303,750
Caterpillar, Inc.
5.700%, 08/15/2016	770,000	782,513
DRS Technologies, Inc.
7.625%, 02/01/2018 (e)	93,000	94,163
Hertz Corp.
8.875%, 01/01/2014	200,000	202,750
Joy Global, Inc.
6.000%, 11/15/2016	750,000	777,035
Kansas City Southern De Mexico
7.375%, 06/01/2014 (b)	150,000	145,875
Raytheon Co.
5.500%, 11/15/2012	770,000	801,719
		3,935,601
Information Technology - 1.6%
Cisco Systems Inc.
5.500%, 02/22/2016	770,000	783,067
Harris Corp
5.950%, 12/01/2017	500,000	497,759
Iron Mountain, Inc.
7.750%, 01/15/2015 (e)	225,000	228,938
		1,509,764
Manufacturing - 0.2%
Dynegy, Inc.
7.750%, 06/01/2019	150,000	138,375
		138,375
Materials - 3.0%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	300,000	321,750
Lubrizol Corp.
7.250%, 06/15/2025	700,000	763,507
The Mosaic Co.
7.875%, 12/01/2016 (c) (b) (e)	300,000	324,000
Petroplus Finance Ltd.
7.000%, 05/01/2017 (b) (e)	300,000	274,500
Smurfit-Stone Container Enterprises
8.000%, 03/15/2017 (e)	300,000	289,875
United States Steel Corp.
6.500%, 06/01/2017	500,000	469,917
Warnaco, Inc.
8.875%, 06/15/2013	300,000	305,250
		2,748,799
Telecommunication Services - 2.9%
America Movil SAB De CV
5.625%, 11/15/2017	770,000	752,363
Intelsat Bermuda Ltd.
11.250%, 06/15/2016	300,000	309,750
iPCS, Inc.
7.040%, 05/01/2013 (c) (e)	475,000	447,688
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c)	375,000	374,063
TELUS Corp.
8.000%, 06/01/2011	450,000	487,561
Windstream Corp.
8.625%, 08/01/2016	300,000	315,000
		2,686,425
Utilities - 3.5%
Calpine Corp.
9.875%, 12/01/2011 (b) (h)	375,000	391,875
Centerpoint Energy Resources Corp.
6.125%, 11/01/2017	250,000	254,422
Edison Mission Energy
7.500%, 06/15/2013 (e)	375,000	384,375
Exelon Corp.
6.750%, 05/01/2011	770,000	804,769
FPL Group Capital, Inc.
6.350%, 10/01/2066 (c)	770,000	728,258
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	106,814	113,018
NSTAR Electric Co.
5.625%, 11/15/2017 (e)	500,000	508,709
		3,185,426
TOTAL CORPORATE BONDS (Cost $36,043,246)		35,229,874
MORTGAGE BACKED SECURITIES - 47.2%
Banc of America Alternative Loan Trust
Series 2003-5, 5.000%, 07/25/2018	498,694	420,010
Series 2003-8, 4.750%, 10/25/2018	539,306	380,551
Banc of America Funding Corp.
Series 2004-4, 4.686%, 10/25/2019	249,182	225,037
Series 2003-2, 6.382%, 06/25/2032	591,443	575,771
Banc of America Mortgage Securities
Series 2003-10, 5.000%, 01/25/2019	332,687	329,081
Series 2003-10, 5.000%, 01/25/2019 (b)	78,694	68,074
Series 2004-3, 4.875%, 04/25/2019	159,863	138,881
Series 2004-7, 4.797%, 08/25/2019	344,833	316,395
Series 2005-6, 5.000%, 07/25/2020	348,869	329,417
Series 2003-5, 7.500%, 02/25/2031	399,724	423,604
Series 2003-8, 5.500%, 11/25/2033	120,507	120,909
Series 2004-4, 5.423%, 05/25/2034	1,007,060	831,154
Series 2004-6, 5.500%, 07/25/2034	636,517	634,736
Cendant Mortgage Corporation
Series 2002-11P, 5.520%, 12/25/2032 (b)	78,057	67,746
Chase Mortgage Finance Corporation
Series 2002-S8, 5.466%, 08/25/2029 (b)	223,856	213,912
Citicorp Mortgage Securities, Inc.
Series 2003-10 A1, 4.500%, 11/25/2018	1,780,107	1,744,504
Series 2003-2 B4, 5.632%, 02/25/2033 (b)	1,335,370	1,166,173
Citigroup Mortgage Loan Trust, Inc.
Series 2005-5, 5.690%, 08/25/2035	291,413	223,236
Countrywide Home Loans
Series 2003-58, 4.574%, 02/19/2034	1,200,643	1,175,372
Series 2006-6, 6.000%, 04/25/2036	982,170	854,168
Series 2007-5, 5.750%, 05/25/2037	1,292,326	1,163,845
Credit Suisse Mortgage Capital Corporation
Series 2006-4, 5.745%, 05/25/2036	719,834	514,103
Fannie Mae Pool
Pool #254190, 5.500%, 02/01/2009	449,439	453,996
Pool #254273, 5.000%, 03/01/2009	330,105	331,175
Pool #254340, 5.500%, 05/01/2012	235,703	239,948
Pool #545015, 6.000%, 06/01/2016	351,211	359,969
Pool #727360, 5.500%, 08/01/2018	1,937,595	1,966,391
Pool #481582, 6.500%, 02/01/2029	144,405	149,676
Series 2002-48B, 6.500%, 10/25/2031	1,173,279	1,190,339
First Horizon Alternative Mortgage Securities
Series 2005-FA11, 5.730%, 02/25/2036	442,375	274,389
Freddie Mac
Series 2931, 5.000%, 11/15/2028	2,101,661	2,112,517
Freddie Mac (Gold) Pool
Pool #M8-0866, 5.000%, 11/01/2010	654,969	661,308
Pool #E9-1818, 5.000%, 10/01/2017	2,325,187	2,330,875
Pool #E9-6460, 5.000%, 05/01/2018	321,960	322,753
Pool #E9-9160, 4.500%, 09/01/2018	2,136,824	2,101,191
Pool #C7-6658, 5.000%, 02/01/2033	295,338	288,602
Pool #G0-1740, 5.500%, 12/01/2034	7,962,972	7,955,879
Ginnie Mae
Pool #446760X, 6.500%, 10/15/2028	171,979	178,499
GMAC Mortgage Corp Loan Trust
Series 2003-J3, 5.000%, 05/25/2018 (b)	226,716	202,118
Series 2004-J1, 5.250%, 04/25/2034	276,416	275,858
Lehman Mortgage Trust
Series 2005-2, 5.573%, 12/25/2035	1,085,131	591,653
MASTR Alternative Loans Trust
Series B-3, 6.819%, 03/25/2033	685,845	591,790
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	157,038	157,297
MASTR Seasoned Securities Trust
Series 2004-1, 6.236%, 08/25/2017	416,802	419,148
Series 2004-1, 6.500%, 08/25/2032	752,964	709,863
Morgan Stanley Capital I
Series 2007-IQ14, 5.692%, 04/15/2049	1,000,000	1,019,280
Morgan Stanley Mortgage Loan Trust
Series 2004-1, 5.170%, 11/25/2033	469,018	415,525
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	473,086	427,013
Series 2004-QS16, 5.000%, 12/25/2019	445,006	356,281
Series 2006-QS2, 5.500%, 02/25/2021	481,400	387,450
Series 2006-QS6, 6.000%, 06/25/2021	397,941	327,243
Residential Asset Securitization Trust
Series 2003-A12 Class B2, 5.000%, 11/25/2018	195,583	178,682
Series 2003-A12 Class B3, 5.000%, 11/25/2018	260,282	209,943
Residential Funding Mortgage Securities I
Series 2004-S3, 4.750%, 03/25/2019	276,482	243,745
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.114%, 09/25/2033	465,926	455,445
Structured Asset Securities Corp.
Series 2003-20, 5.390%, 07/25/2033	654,696	560,310
Washington Mutual Mortgage Pass-Through Certificates
Series 2002-MS11, 5.250%, 12/25/2017	1,156,624	1,157,098
Series 2003-MS4, 5.785%, 02/25/2033 (b)	578,904	519,049
Series 2003-MS6, 5.966%, 03/25/2033	631,982	589,309
Wells Fargo Mortgage Backed Securities Trust
Series 2005-4, 5.500%, 04/25/2035	867,917	657,777
TOTAL MORTGAGE BACKED SECURITIES (Cost $45,157,516)		43,286,063
U.S. TREASURY OBLIGATIONS - 8.9%
U.S. Treasury Bonds - 0.7%
4.500%, 02/15/2036 (e)	650,000	653,301
U.S. Treasury Notes - 8.2%
5.000%, 08/15/2011 (e)	1,000,000	1,059,375
4.750%, 01/31/2012 (e)	2,700,000	2,845,967
3.375%, 11/30/2012 (e)	150,000	149,496
3.625%, 05/15/2013 (e)	770,000	775,294
4.250%, 11/15/2014 (e)	300,000	309,492
4.250%, 11/15/2017 (e)	2,315,000	2,355,332
		7,494,956
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,937,162)		8,148,257

	Shares	Value
SHORT TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
Northern Institutional Diversified Assets Portfolio	3,407,075	$3,407,075
TOTAL SHORT TERM INVESTMENTS (Cost $3,407,075)		3,407,075
Total Investments (Cost $94,313,409) (d) - 99.7%		91,364,174
Northern Institutional Liquid Assets Portfolio (f) - 13.8%		12,684,382
Liabilities in Excess of Other Assets - (13.5)%		(12,392,346)
TOTAL NET ASSETS - 100.0%		$91,656,210

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Variable rate security.
(d)	For federal income tax purposes, cost is $94,395,703 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $768,645 and ($3,800,174), respectively, with a net appreciation / (depreciation)
of ($3,031,529).
(e)	All or a portion of the security is out on loan.
(f)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $12,300,780,
$12,684,382, and $27,840, respectively.
(g)	Security is considered illiquid. The aggregate value of such securities is $4,820 or 0.00% of total net assets.
(h) Security in default.
(i)	Valued in good faith under procedures adopted by the Board of Directors.

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2007 (Unaudited)
Summit Short-term Government Fund

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 49.1%
Fannie Mae
Pool #254177, 5.000%, 12/01/2008	$104,528	$104,389
Pool #254187, 5.000%, 01/01/2009	211,225	210,944
Pool #254227, 5.000%, 02/01/2009	74,746	74,988
Pool #254340, 5.500%, 05/01/2012	170,230	173,296
Series 2003-122, 4.000%, 05/25/2016	458,690	455,755
Pool #546478, 7.000%, 12/01/2029	602,252	634,846
Pool #576455, 6.498%, 03/01/2031	136,921	138,693
Series 2005-105-1, 5.500%, 11/25/2031	1,353,603	1,371,783
Pool #653686, 6.820%, 08/01/2032	246,961	252,055
Freddie Mac
Series 2742, 4.000%, 09/15/2012	49,732	49,656
Series 2639, 4.000%, 10/15/2016	1,169,666	1,151,814
Series 2858, 4.000%, 03/15/2020	52,068	51,988
Series 2557, 4.500%, 01/15/2026	159,297	158,713
Series 3255, 5.500%, 06/15/2027	2,434,639	2,467,641
Series 2931, 5.000%, 11/15/2028	1,541,218	1,549,179
Series 2534, 1.780%, 09/15/2030	22,055	22,056
Series 2550, 5.188%, 11/15/2032	611,266	613,498
Series 2877, 5.519%, 10/15/2034	615,455	607,729
Series 2950, 4.952%, 03/15/2035	1,340,141	1,329,645
Series 3003, 4.919%, 07/15/2035	2,034,741	2,015,501
Freddie Mac (Gold) Pool
Pool #M9-0805, 4.500%, 04/01/2008	136,779	136,314
Pool #E9-6460, 5.000%, 05/01/2018	300,496	301,236
TOTAL MORTGAGE BACKED SECURITIES (Cost $13,852,364)		13,871,719

U.S. TREASURY OBLIGATIONS - 44.0%
U.S. Treasury Notes - 44.0%
3.625%, 01/15/2008 (c) (d)	1,939,785	2,005,189
4.625%, 02/29/2008 (d)	2,000,000	1,998,772
4.875%, 08/31/2008 (d)	1,250,000	1,260,938
3.000%, 02/15/2009 (d)	2,000,000	1,997,500
4.875%, 08/15/2009 (d)	2,000,000	2,055,312
3.875%, 09/15/2010 (d)	2,000,000	2,042,656
4.625%, 10/31/2011 (d)	1,000,000	1,047,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,225,401)		12,408,336

	Shares	Value
SHORT TERM INVESTMENTS - 6.6%
Money Market Funds - 6.6%
Northern Institutional Government Select Portfolio	1,854,893	$1,854,893
TOTAL SHORT TERM INVESTMENTS (Cost $1,854,893)		1,854,893
Total Investments (Cost $27,932,658) (a) - 99.7%		28,134,948
Northern Institutional Liquid Assets Portfolio (b) - 36.8%		10,383,209
Liabilities in Excess of Other Assets - (36.5)%		(10,289,087)
TOTAL NET ASSETS - 100.0%		$28,229,070

(a)	For federal income tax purposes, cost is $27,932,658 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $258,966 and $(56,676) respectively, with a net appreciation/(depreciation)
of $202,290.
(b)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $11,633,919, $10,383,209, and $2,053,495, respectively.
(c)	Inflation protected security.
(d)	All or a portion of the security is out on loan.

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2007 (Unaudited)
Summit High Yield Bond Fund

	Shares	Value
COMMON STOCKS - 0.6%
Consumer Discretionary - 0.0%
Avado Brands, Inc. (a) (f) (h)	9,462	$95
Intermet Corp. (a) (f) (h)	6,346	6,346
		6,441
Materials - 0.3%
Simonds Industries, Inc. (a) (f)	2,746	75,954

Telecommunication Services - 0.3%
Qwest Communications International (a)	10,000	70,100
TOTAL COMMON STOCKS (Cost $1,366,778)		152,495

PREFERRED STOCKS - 2.2%
Consumer Discretionary - 0.0%
ION Media Networks, Inc.12% Payment-in-Kind Dividend (h)	3	4,938
		4,938
Financials - 2.2%
Fannie Mae (a)	20,000	515,000
TOTAL PREFERRED STOCKS (Cost $500,000)		519,938

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.0%
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (g) (h)	$109,297	603
TOTAL ASSET BACKED SECURITIES (Cost $94,360)		$603

CORPORATE BONDS - 86.5%
Consumer Discretionary - 18.3%
General Motors Corp.
7.700%, 04/15/2016 (i)	300,000	254,250
Hanesbrands, Inc.
8.735%, 12/15/2014 (c)	500,000	495,000
Idearc, Inc.
8.000%, 11/15/2016	600,000	550,500
Intcomex, Inc.
11.750%, 01/15/2011 (i)	500,000	512,500
ION Media Networks, Inc.
11.000%, 07/31/2013	493,849	246,925
Jarden Corp.
7.500%, 05/01/2017 (i)	250,000	215,000
Lamar Media Corp.
6.625%, 08/15/2015 (b)	100,000	97,250
MGM Mirage, Inc.
6.750%, 09/01/2012 (i)	500,000	486,875
R.H. Donnelley Corp.
6.875%, 01/15/2013	500,000	447,500
Radio One, Inc.
8.875%, 07/01/2011 (i)	125,000	117,031
Station Casinos, Inc.
6.000%, 04/01/2012	500,000	445,000
Yankee Acquisition Corp.
9.750%, 02/15/2017 (i)	600,000	549,000
		4,416,831
Consumer Staples - 2.9%
Constellation Brands, Inc.
7.250%, 09/01/2016 (i)	500,000	468,750
Del Monte Corp.
6.750%, 02/15/2015 (i)	250,000	236,250
		705,000
Energy - 10.1%
Chesapeake Energy Corp.
6.625%, 01/15/2016	500,000	488,750
Complete Production Services Inc.
8.000%, 12/15/2016 (i)	500,000	483,750
Encore Acquisition Co.
7.250%, 12/01/2017 (i)	300,000	285,750
Peabody Energy Corp.
7.375%, 11/01/2016	250,000	256,250
Pioneer Natural Resources Co.
6.650%, 03/15/2017	500,000	482,183
Range Resources Corp.
7.375%, 07/15/2013	178,000	180,670
7.500%, 05/15/2016	250,000	255,000
		2,432,353
Financials - 6.4%
Abitibi-Consolidated Finance LP
7.875%, 08/01/2009 (i)	500,000	476,250
Ford Motor Credit Co. LLC
5.800%, 01/12/2009	375,000	355,948
8.110%, 01/13/2012 (c)	250,000	209,991
8.000%, 12/15/2016	125,000	106,176
NXP BV/NXP Funding LLC
7.875%, 10/15/2014	250,000	238,750
Ventas Realty LP
7.125%, 06/01/2015	150,000	151,500
		1,538,615
Health Care - 4.8%
Bausch & Lomb, Inc.
9.875%, 11/01/2015 (b) (i)	250,000	253,750
Community Health Systems Inc.
8.875%, 07/15/2015 (i)	250,000	254,687
DaVita, Inc.
7.250%, 03/15/2015 (i)	125,000	125,313
HCA, Inc.
9.250%, 11/15/2016	500,000	525,000
		1,158,750
Industrials - 7.7%
American Railcar Industries, Inc.
7.500%, 03/01/2014	150,000	141,750
Aramark Corp.
8.500%, 02/01/2015 (i)	600,000	607,500
DRS Technologies, Inc.
7.625%, 02/01/2018 (i)	125,000	126,562
Dynegy, Inc.
7.750%, 06/01/2019	250,000	230,625
Harland Clarke Holdings Corp.
9.500%, 05/15/2015 (i)	250,000	216,250
Hertz Corp.
8.875%, 01/01/2014	250,000	253,438
Kansas City Southern De Mexico
7.375%, 06/01/2014 (b)	300,000	291,750
		1,867,875
Information Technology - 3.2%
First Data Corp.
9.875%, 09/24/2015 (b) (i)	500,000	465,000
Iron Mountain, Inc.
7.750%, 01/15/2015 (i)	300,000	305,250
		770,250
Manufacturing - 2.1%
Nexstar Finance Holdings LLC
11.375%, 04/01/2013	500,000	495,625

Materials - 17.1%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	600,000	643,500
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b) (i)	500,000	486,250
Huntsman LLC
11.625%, 10/15/2010	130,000	137,800
Momentive Performance Materials, Inc.
9.750%, 12/01/2014 (b)	500,000	460,000
The Mosaic Co.
7.875%, 12/01/2016 (b) (c)	600,000	648,000
Petroplus Finance Ltd
7.000%, 05/01/2017 (b) (i)	600,000	549,000
Smurfit-Stone Container Enterprises
8.000%, 03/15/2017 (i)	600,000	579,750
Warnaco, Inc.
8.875%, 06/15/2013	600,000	610,500
		4,114,800
Telecommunication Services - 9.6%
Intelsat Bermuda Ltd
11.250%, 06/15/2016	600,000	619,500
iPCS, Inc.
7.481%, 05/01/2013 (c) (i)	600,000	565,500
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c)	500,000	498,750
Windstream Corp.
8.625%, 08/01/2016	600,000	630,000
		2,313,750
Utilities - 4.3%
Calpine Corp.
9.875%, 12/01/2011 (b) (g)	500,000	522,500
Edison Mission Energy
7.500%, 06/15/2013 (i)	500,000	512,500
		1,035,000
TOTAL CORPORATE BONDS (Cost $21,644,357)		20,848,849

	Shares	Value
INVESTMENT COMPANIES - 1.6%
Pioneer Floating Rate Trust	25,000	$395,750
TOTAL INVESTMENT COMPANIES (Cost $473,734)		395,750

SHORT TERM INVESTMENTS - 9.4%
Money Market Funds - 9.4%
Northern Institutional Diversified Assets Portfolio	2,266,221	2,266,221
TOTAL SHORT TERM INVESTMENTS (Cost $2,266,221)		2,266,221
Total Investments (Cost $26,345,450) (d) - 100.3%		24,183,856
Northern Institutional Liquid Assets Portfolio (e) - 32.8%		7,914,198
Liabilities in Excess of Other Assets - (33.1)%		(7,981,441)
TOTAL NET ASSETS - 100.0%		$24,116,613

(a) Non-income producing security.
(b)	Security exempt from registration under the Securities Act of 1933. These securities may be resold only in transactions exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers.
(c) Variable rate security.
(d)	For federal income tax purposes, cost is $26,345,812 and gross unrealized appreciation and depreciation of securities as of December 31, 2007 was $224,831 and ($2,386,787), respectively, with a net appreciation / (depreciation) of ($2,161,956).
(e)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the value of the collateral purchased with cash, and the noncash collateral accepted are $8,309,023, $7,914,198, and $753,590, respectively.
(f)	Security is considered illiquid. The aggregate value of such securities is $82,395, or 0.3% of total net assets.
(g) Security in default.
(h)	Valued in good faith under procedures adopted by the Board of Directors.
(i)	All or a portion of the security is out on loan.

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2007 (Unaudited)
Summit Money Market Fund

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.7%
Steers Mercury III Trust
4.885%, 01/27/2008 (a) (c)	$985,631	$985,631
TOTAL ASSET BACKED SECURITIES (Cost $985,631)		985,631

CERTIFICATE OF DEPOSIT - 14.6%
Bank Of Scotland PLC
4.910%, 04/23/2008	800,000	800,145
Barclays Bank PLC
5.500%, 03/12/2008	1,300,000	1,300,000
5.200%, 04/09/2008	700,000	700,000
BNP Paribas
5.100%, 02/19/2008 (a)	1,400,000	1,400,000
Calyon New York
4.800%, 03/25/2008	1,000,000	1,000,000
Chase Bank USA
5.150%, 02/12/2008	1,000,000	1,000,000
Credit Industrial
4.950%, 02/01/2008	2,000,000	2,000,009
5.050%, 01/25/2008	2,200,000	2,200,007
Dexia Credit
4.950%, 01/22/2008	1,350,000	1,350,000
HSH Nordbank AG
5.350%, 01/11/2008	1,000,000	999,999
Industrial Bank of Japan Ltd.
4.930%, 02/19/2008	1,400,000	1,400,000
JP Morgan Chase Bank
4.750%, 06/10/2008	700,000	700,000
KBC Bank
5.700%, 03/06/2008	1,000,000	1,000,174
Natexis Banques Populaires
5.080%, 03/20/2008	1,000,000	1,000,000
Societe Generale
5.305, 01/24/2008	1,800,000	1,800,006
UBS AG
5.480%, 03/07/2008	1,300,000	1,300,000
5.390%, 03/18/2008	1,500,000	1,500,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $21,450,340)		21,450,340

COMMERCIAL PAPER - 58.2%
Astrazeneca
4.800%, 02/21/2008 (b)	2,000,000	1,986,400
4.950%, 04/07/2008 (b)	1,200,000	1,183,995
4.650%, 02/28/2008 (b)	1,000,000	992,508
Banco Santander Central Hispano SA
4.990%, 02/01/2008	2,800,000	2,800,095
Bank of Scotland
5.080%, 01/16/2008 (b)	1,000,000	997,883
BP Capital Markets
4.470%, 04/11/2008 (b)	800,000	789,967
Cafco LLC
5.350%, 02/12/2008 (b)	2,750,000	2,732,835
Cancara Asset
4.870%, 02/08/2008 (b)	1,400,000	1,392,803
5.750%, 02/01/2008 (b)	2,000,000	1,990,097
5.215%, 01/14/2008 (b)	1,400,000	1,397,364
CBA Finance
4.930%, 03/17/2008 (b)	1,000,000	989,592
Chariot Funding
4.000%, 01/02/2008	725,000	724,920
Ciesco LLC
5.400%, 01/28/2008 (b)	1,000,000	995,950
Eksportfinans
4.610%, 04/21/2008 (b)	3,800,000	3,745,986
General Electric
4.450%, 05/09/2008 (b)	803,000	790,196
Giro Balanced
5.590%, 01/31/2008 (b)	1,000,000	995,342
Glaxosmithkline
4.550%, 01/22/2008 (b)	3,000,000	2,992,038
4.580%, 03/26/2008 (b)	3,000,000	2,967,558
Goldman Sachs
5.300%, 01/08/2008 (b)	1,000,000	998,970
Grampian Funding
5.160%, 02/05/2008 (b)	1,000,000	994,983
International Lease
4.680%, 01/25/2008 (b)	1,400,000	1,395,632
KBC Financial
4.970%, 02/14/2008 (b)	4,500,000	4,472,665
Lake Constance Funding
5.230%, 01/11/2008 (b)	2,000,000	1,997,095
Liberty Street
5.400%, 02/19/2008 (b)	2,750,000	2,729,788
Market Street
4.900%, 01/02/2008 (a)	5,500,000	5,499,251
6.250%, 01/18/2008 (b)	1,400,000	1,395,868
Natixis Communications
3.500%, 01/02/2008	629,000	628,939
Nestle Capital Corp.
5.230%, 01/24/2008 (b)	1,000,000	996,659
4.300%, 10/31/2008 (b)	250,000	240,922
North Sea
7.000%, 01/03/2008 (b)	2,000,000	1,999,222
Old Nine
5.850%, 02/08/2008 (b)	800,000	795,060
Perry Global
5.260%, 01/17/2008 (b)	1,000,000	997,662
Pfizer Inc.
4.400%, 05/14/2008 (b)	1,000,000	983,622
4.410%, 05/16/2008 (b)	250,000	245,835
4.530%, 04/28/2008 (b)	750,000	738,864
Procter & Gamble International
4.470%, 02/14/2008 (b)	250,000	248,634
4.500%, 02/05/2008 (b)	4,000,000	3,982,500
RBS Greenwich Capital
4.810%, 05/28/2008 (b)	700,000	686,158
San Paolo Financial
5.280%, 01/07/2008 (b)	3,000,000	2,997,360
Scaldis Capital
5.020%, 01/25/2008 (b)	2,000,000	1,993,307
Societe Generale
5.305%, 01/24/2008	1,500,000	1,500,000
5.160%, 01/03/2008 (b)	1,500,000	1,499,570
Swedbank
4.730%, 02/29/2008 (b)	1,000,000	992,248
Three Rivers Funding
5.000%, 01/02/2008	7,200,000	7,199,000
Toyota Motor Credit
4.500%, 02/12/2008 (b)	1,400,000	1,392,650
United Parcel Service
4.180%, 05/30/2008 (b)	300,000	294,775
Victory Receivables
5.500%, 02/15/2008 (b)	900,000	893,813
Westpac Banking
5.100%, 01/11/2008 (b)	1,300,000	1,298,158
Windmill Funding
5.070%, 01/18/2008 (b)	1,400,000	1,396,648
5.350%, 02/01/2008 (b)	1,400,000	1,393,550
TOTAL COMMERCIAL PAPER (Cost $85,344,937)		85,344,937

FLOATING RATE NOTES (a) - 19.9%
Banco Espanol de Credito
5.199%, 01/30/2008 (b)	1,500,000	1,500,000
BBVA US Senior SA Unipersonal
5.234%, 01/17/2008	2,500,000	2,500,315
BNP Paribas
4.896%, 01/26/2008 (b)	1,000,000	1,000,000
Canadian Imperial Bank
4.660%, 01/01/2008	625,000	625,000
5.400%, 01/18/2008 (a)	1,300,000	1,298,622
Danske Bank A/S
5.508%, 01/30/2008 (b)	1,200,000	1,199,951
DNB Nor Bank ASA
4.789%, 01/25/2008 (b)	3,000,000	3,000,000
General Electric Capital Corp.
5.199%, 01/15/2008	2,000,000	1,999,916
4.916%, 01/24/2008	4,000,000	4,000,000
Goldman Sachs Group
4.610%, 01/01/2008	1,000,000	1,000,000
K2 LLC
5.191%, 01/02/2008	1,000,000	999,992
5.030%, 02/26/2008 (b)	2,000,000	2,000,090
Links Finance LLC
5.000%, 02/25/2008 (b)	2,000,000	1,999,984
5.315%, 01/27/2008	1,000,000	999,969
M&I Bank
5.028%, 01/15/2008	1,000,000	1,000,000
Skandinaviska Enskilda Banken
5.016%, 01/18/2008	3,000,000	3,000,000
Unicredito Italiano Bank of Ireland
5.263%, 01/09/2008	1,000,000	1,000,000
TOTAL FLOATING RATE NOTES (Cost $29,123,839)		29,123,839

U.S. GOVERNMENT AGENCY ISSUES - 5.0%
Fannie Mae
4.281%, 03/19/2008	1,300,000	1,288,071
4.200%, 04/18/2008	700,000	691,180
Federal Home Loan Bank
4.880%, 02/25/2008	3,000,000	2,977,633
4.270%, 03/20/2008	1,500,000	1,485,945
4.100%, 07/22/2008 (b)	700,000	683,816
Freddie Mac
3.822%, 10/10/2008	250,000	242,729
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,369,374)		7,369,374

U.S. TREASURY BILLS - 0.7%
U.S. Treasury Bills
3.216%, 05/29/2008	500,000	493,440
3.320%, 06/19/2008	500,000	492,291
TOTAL U.S. TREASURY BILLS (Cost $985,731)		985,731

	Shares	Value
MONEY MARKET FUNDS - 0.0%
Northern Institutional Diversified Assets Portfolio	4,945	$4,945
TOTAL MONEY MARKET FUNDS (Cost $4,945)		4,945
Total Investments (Cost $145,264,797) - 99.1%		145,264,797
Other Assets in Excess of Liabilities - 0.9%		1,354,174
TOTAL NET ASSETS - 100.0%		$146,618,971

(a)	Variable rate security. The coupon rate shown on variable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
(b)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations ("NRSO"), or if one NRSO rates the security, by that NRSO.
(c)
Security is exempt from registration under Rule 144(a) of the Securities Act of 1933.  It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be illiquid for not meeting the required criteria adopted by the Fund’s Board to be classified as liquid securities.  The aggregate value of such securities is $985,631 or 0.7% of total net assets.

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2007 (Unaudited)
Summit Large Cap Growth Fund

		Shares	Value
COMMON STOCKS - 93.0%
Consumer Discretionary - 11.0%
Comcast Corp. - Class A (a)		530	$9,678
eBay, Inc. (a)		600	19,914
Gamestop Corp - Class A (a)		230	14,286
Gentex Corp.		570	10,129
Guess ?, Inc.		270	10,230
International Game Technology		270	11,861
Papa John's International, Inc. (a)		320	7,264
Starbucks Corp. (a)		600	12,282
Target Corp.		340	17,000
Tractor Supply Co. (a)		165	5,930
			118,574
Consumer Staples - 8.5%
Anheuser-Busch Companies, Inc.		370	19,366
PepsiCo, Inc.		390	29,601
Procter & Gamble Co.		320	23,494
Wal-Mart Stores, Inc.		220	10,457
Whole Foods Market, Inc.		220	8,976
			91,894
Energy - 8.4%
Chevron Corp.		180	16,799
Devon Energy Corp.		140	12,447
ENSCO International, Inc.		170	10,135
Helmerich & Payne, Inc.		300	12,021
National-Oilwell Varco, Inc. (a)		260	19,100
Schlumberger Ltd.		210	20,658
			91,160
Fiance - 1.9%
American Express Co.		400	20,808
Financials - 4.4%
American International Group, Inc.		90	5,247
CME Group, Inc.		30	20,580
The Goldman Sachs Group, Inc.		60	12,903
Peoples United Financial, Inc.		470	8,366
			47,096
Health Care - 16.1%
Abbott Laboratories		360	20,214
Baxter International, Inc.		180	10,449
Celgene Corp. (a)		250	11,552
The Cooper Cos, Inc.		200	7,600
Genentech, Inc. (a)		210	14,085
Gilead Sciences, Inc. (a)		420	19,324
Medtronic, Inc.		190	9,551
Novartis AG - ADR		260	14,121
Schering-Plough Corp.		650	17,316
Stryker Corp.		230	17,186
UnitedHealth Group, Inc.		310	18,042
Varian Medical Systems, Inc. (a)		270	14,083
			173,523
Industrials - 14.9%
3M Co.		60	5,059
BE Aerospace, Inc. (a)		370	19,573
Burlington Northern Santa Fe Corp.		120	9,988
FedEx Corp.		165	14,713
First Solar, Inc. (a)		30	8,014
General Electric Co.		610	22,613
Genesee & Wyoming, Inc. - Class A (a)		320	7,735
Illinois Tool Works, Inc.		300	16,062
Ingersoll-Rand Co. - Class A		230	10,688
Monster Worldwide, Inc. (a)		230	7,452
Raytheon Co.		210	12,747
United Technologies Corp.		345	26,406
			161,050
Information Technology - 26.4%
Adobe Systems, Inc. (a)		360	15,383
Akamai Technologies, Inc. (a)		300	10,380
Apple, Inc. (a)		260	51,501
Autodesk, Inc. (a)		270	13,435
Cisco Systems, Inc. (a)		950	25,716
Dell, Inc. (a)		800	19,608
Electronic Arts, Inc. (a)		300	17,523
Google, Inc. - Class A (a)		20	13,830
Intel Corp.		1,420	37,857
International Business Machines Corp.		100	10,810
Microsoft Corp.		1,370	48,772
Qualcomm, Inc.		240	9,444
The Western Union Co.		420	10,198
			284,457
Utilities - 1.4%
Exelon Corp.		90	7,347
FPL Group, Inc.		110	7,456
			14,803
TOTAL COMMON STOCKS (Cost $938,693)			1,003,365
INVESTMENT COMPANIES - 3.1%
Materials Select Sector SPDR Trust		790	32,943
TOTAL INVESTMENT COMPANIES (Cost $29,816)			32,943

SHORT TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
Northern Institutional Diversified Assets Portfolio		39,763	39,763
TOTAL SHORT TERM INVESTMENTS (Cost $39,763)			39,763
Total Investments (Cost $1,008,272) (b) - 99.8%			1,076,071
Other Assets in Excess of Liabilities - 0.2%			2,291
TOTAL NET ASSETS - 100.0%			$1,078,362

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $1,008,361 and gross unrealized appreciation and depreciation of securities as of December 31, 2007, was $118,755 and ($51,045) respectively, with a net
	appreciation / (depreciation) of $67,710.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Controller have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Summit Mutual Funds, Inc.

By:          /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date:        February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Steven R. Sutermeister
                Steven R. Sutermeister
President and Chief Executive Officer

Date:         February 28, 2008

By:          /s/ Thomas G. Knipper
                Thomas G. Knipper
Vice President, Controller, and Chief Compliance Officer

Date:         February 28, 2008